Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net (loss) income	$ (293)	$ 467	$ (454)
Depreciation of property, plant and equipment	209	162	159
Amortization of operating lease right-of-use assets	932	935	841
Expected credit loss provision	503	51
Write-down of inventories	67	89	125
Gain on disposal of property, plant and equipment	(7)	(14)	(9)
Share-based compensation expenses	89	87	93
Changes in operating assets and liabilities:
Accounts receivable	(145)	(1,346)	1,017
Deferred tax	(12)	(435)	349
Inventories	794	(167)	(301)
Prepaid expenses and other current assets	94	(275)	(112)
Accounts payable	148	153	(390)
Accrued expenses and other current liabilities	(461)	190	(87)
Operating lease liabilities	(888)	(871)	(795)
Income tax payable	(11)	541	(521)
Income tax recoverable	4	(7)
Long-term accrued expenses	17
Long-term deposits	(231)	276	(19)
Net cash (used in) provided by operating activities	809	(164)	(104)
Cash flows from investing activities:
(Placement)/Withdrawal of time deposits	1,075	(1,075)
Disposal of a subsidiary	0
Purchase of property, plant and equipment	(92)	(134)	(88)
Proceeds from disposal of property, plant and equipment	8	14	10
Net cash (used in) provided by investing activities	991	(1,195)	(78)
Cash flows from financing activities:
Shares issued	1	0
Share options exercised	98	20	79
Cash dividends paid	(1,019)	(569)	(981)
Net cash used in financing activities	(920)	(549)	(902)
Net (decrease) increase in cash and cash equivalents	880	(1,908)	(1,084)
Cash and cash equivalents at the beginning of year	6,010	7,757	8,827
Effect of exchange rate changes on cash and cash equivalents	62	161	14
Cash and cash equivalents at the end of year	6,952	6,010	7,757
Supplemental disclosure of cash flow information:
Income taxes	$ (1)	$ 2	$ 27